Notes Payable - Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Payable - Related Party [Abstract]
Schedule of changes in notes payable to related party
	At September 30, 2020	At December 31, 2019
Note Payable	$-	$-
Accrued interest	$14,820	$19,438

	At December 31, 2019	At December 31, 2018
Note Payable	$-	$100,000
Accrued interest	$19,438	$17,688